Condensed Consolidating and Combining Financial Statements	12 Months Ended
Sep. 26, 2014
Condensed Consolidating Financial Statements [Abstract]
Condensed Consolidating and Combining Financial Statements

22.	Condensed Consolidating and Combining Financial Statements
In November 2012, MIFSA was formed as a 100%-owned subsidiary of Covidien in connection with the Separation. MIFSA is a holding company established to own, directly or indirectly, substantially all of the operating subsidiaries of the Company, to issue debt securities and to perform treasury operations.
MIFSA is the borrower under the Notes, which are fully and unconditionally guaranteed by Mallinckrodt plc. The following information provides the composition of the Company's comprehensive income, assets, liabilities, equity and cash flows by relevant group within the Company: Mallinckrodt plc as guarantor of the Notes, MIFSA as issuer of the Notes and the operating companies that represent assets of MIFSA. There are no subsidiary guarantees related to the Notes.
Set forth below are the condensed consolidating financial statements for the as of and for the fiscal years ended September 26, 2014 and September 27, 2013. Eliminations represent adjustments to eliminate investments in subsidiaries and intercompany balances and transactions between or among Mallinckrodt plc, MIFSA and the other subsidiaries. Condensed consolidating and combining financial information for Mallinckrodt plc and MIFSA, on a standalone basis, has been presented using the equity method of accounting for subsidiaries.
Consolidating financial information for Mallinckrodt plc and MIFSA have only been presented for fiscal years 2014 and 2013 as they were formed during fiscal 2013.

MALLINCKRODT PLC
CONDENSED CONSOLIDATING BALANCE SHEET
As of September 26, 2014
(in millions)

	Mallinckrodt plc	Mallinckrodt International Finance S.A.	Other Subsidiaries	Eliminations	Consolidated
Assets
Current Assets:
Cash and cash equivalents	$0.3	$18.5	$689.0	$—	$707.8
Accounts receivable, net	—	—	545.6	—	545.6
Inventories	—	—	396.6	—	396.6
Deferred income taxes	—	—	165.2	—	165.2
Prepaid expenses and other current assets	0.5	10.8	244.5	—	255.8
Intercompany receivable	13.5	—	25.7	(39.2)	—
Total current assets	14.3	29.3	2,066.6	(39.2)	2,071.0
Property, plant and equipment, net	—	—	949.2	—	949.2
Goodwill	—	—	2,401.9	—	2,401.9
Intangible assets, net	—	—	7,112.2	—	7,112.2
Investment in subsidiaries	586.8	10,645.7	4,945.1	(16,177.6)	—
Intercompany loan receivable	4,385.0	—	1,941.6	(6,326.6)	—
Other assets	—	76.5	254.0	—	330.5
Total Assets	$4,986.1	$10,751.5	$19,670.6	$(22,543.4)	$12,864.8

Liabilities and Shareholders' Equity
Current Liabilities:
Current maturities of long-term debt	$—	$18.2	$3.0	$—	$21.2
Accounts payable	1.2	0.2	127.3	—	128.7
Accrued payroll and payroll-related costs	0.1	—	125.0	—	125.1
Accrued royalties	—	—	68.0	—	68.0
Accrued branded rebates	—	—	15.1	—	15.1
Accrued and other current liabilities	1.1	50.9	494.7	—	546.7
Intercompany payable	25.7	—	13.5	(39.2)	—
Total current liabilities	28.1	69.3	846.6	(39.2)	904.8
Long-term debt	—	3,770.4	181.1	—	3,951.5
Pension and postretirement benefits	—	—	119.1	—	119.1
Environmental liabilities	—	—	59.9	—	59.9
Deferred income taxes	—	—	2,398.6	—	2,398.6
Other income tax liabilities	—	—	122.6	—	122.6
Intercompany loans payable	—	1,966.6	4,360.0	(6,326.6)	—
Other liabilities	—	—	350.3	—	350.3
Total liabilities	28.1	5,806.3	8,438.2	(6,365.8)	7,906.8
Shareholders' equity	4,958.0	4,945.2	11,232.4	(16,177.6)	4,958.0
Total Liabilities and Shareholders' Equity	$4,986.1	$10,751.5	$19,670.6	$(22,543.4)	$12,864.8
MALLINCKRODT PLC
CONDENSED CONSOLIDATING BALANCE SHEET
As of September 27, 2013
(in millions)

	Mallinckrodt plc	Mallinckrodt International Finance S.A.	Other Subsidiaries	Eliminations	Consolidated
Assets
Current Assets:
Cash and cash equivalents	$1.2	$56.5	$217.8	$—	$275.5
Accounts receivable, net	—	—	400.8	—	400.8
Inventories	—	—	403.1	—	403.1
Deferred income taxes	—	—	171.1	—	171.1
Prepaid expenses and other current assets	1.0	—	133.4	—	134.4
Intercompany receivable	2.7	—	12.2	(14.9)	—
Total current assets	4.9	56.5	1,338.4	(14.9)	1,384.9
Property, plant and equipment, net	—	—	997.4	—	997.4
Goodwill	—	—	532.0	—	532.0
Intangible assets, net	—	—	422.1	—	422.1
Investment in subsidiaries	1,266.1	2,520.4	—	(3,786.5)	—
Intercompany loan receivable	—	2.4	409.6	(412.0)	—
Other assets	—	11.2	209.0	—	220.2
Total Assets	$1,271.0	$2,590.5	$3,908.5	$(4,213.4)	$3,556.6

Liabilities and Shareholders' Equity
Current Liabilities:
Current maturities of long-term debt	$—	$—	$1.5	$—	$1.5
Accounts payable	0.1	—	120.8	—	120.9
Accrued payroll and payroll-related costs	0.1	—	66.4	—	66.5
Accrued royalties	—	—	13.2	—	13.2
Accrued branded rebates	—	—	34.6	—	34.6
Accrued and other current liabilities	0.6	18.3	344.6	—	363.5
Intercompany payable	12.2	—	2.7	(14.9)	—
Total current liabilities	13.0	18.3	583.8	(14.9)	600.2
Long-term debt	—	898.1	20.2	—	918.3
Pension and postretirement benefits	—	—	108.0	—	108.0
Environmental liabilities	—	—	39.5	—	39.5
Deferred income taxes	—	—	310.1	—	310.1
Other income tax liabilities	—	—	153.1	—	153.1
Intercompany loans payable	2.4	409.6	—	(412.0)	—
Other liabilities	—	—	171.8	—	171.8
Total liabilities	15.4	1,326.0	1,386.5	(426.9)	2,301.0
Shareholders' equity	1,255.6	1,264.5	2,522.0	(3,786.5)	1,255.6
Total Liabilities and Shareholders' Equity	$1,271.0	$2,590.5	$3,908.5	$(4,213.4)	$3,556.6

MALLINCKRODT PLC
CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME
Fiscal year ended September 26, 2014
(in millions)

	Mallinckrodt plc	Mallinckrodt International Finance S.A.	Other Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$2,540.4	$—	$2,540.4
Cost of sales	—	—	1,337.3	—	1,337.3
Gross profit	—	—	1,203.1	—	1,203.1
Selling, general and administrative expenses	38.6	7.3	796.2	—	842.1
Research and development expenses	—	—	166.9	—	166.9
Separation costs	2.5	—	7.1	—	9.6
Restructuring charges, net	35.3	—	93.3	—	128.6
Non-restructuring impairments	—	—	355.6	—	355.6
Gains on divestiture and license	—	—	(15.6)	—	(15.6)
Operating (loss) income	(76.4)	(7.3)	(200.4)	—	(284.1)

Interest expense	—	(86.3)	—	3.7	(82.6)
Interest income	—	—	5.2	(3.7)	1.5
Other income (expense), net	30.9	—	(29.1)	—	1.8
Intercompany interest and fees	(9.0)	—	9.0	—	—
Equity in net income of subsidiaries	(264.8)	(171.2)	(300.2)	736.2	—
Income (loss) from continuing operations before income taxes	(319.3)	(264.8)	(515.5)	736.2	(363.4)
Income tax expense (benefit)	—	—	(44.8)	—	(44.8)
Income (loss) from continuing operations	(319.3)	(264.8)	(470.7)	736.2	(318.6)
Loss from discontinued operations, net of income taxes	—	—	(0.7)	—	(0.7)
Net income (loss)	(319.3)	(264.8)	(471.4)	736.2	(319.3)
Other comprehensive loss, net of tax	(42.8)	(42.8)	(84.1)	126.9	(42.8)
Comprehensive income (loss)	$(362.1)	$(307.6)	$(555.5)	$863.1	$(362.1)

MALLINCKRODT PLC
CONDENSED COMBINING STATEMENT OF COMPREHENSIVE INCOME
Fiscal year ended September 27, 2013
(in millions)

	Mallinckrodt plc	Mallinckrodt International Finance S.A.	Other Subsidiaries	Eliminations	Combined
Net sales	$—	$—	$2,204.5	$—	$2,204.5
Cost of sales	—	—	1,179.6	—	1,179.6
Gross profit	—	—	1,024.9	—	1,024.9
Selling, general and administrative expenses	5.4	0.1	604.4	—	609.9
Research and development expenses	—	—	165.7	—	165.7
Separation costs	3.2	0.6	70.4	—	74.2
Restructuring charges, net	—	—	33.2	—	33.2
Gains on divestiture and license	—	—	(2.9)	—	(2.9)
Operating (loss) income	(8.6)	(0.7)	154.1	—	144.8

Interest expense	—	(19.6)	0.1	—	(19.5)
Interest income	—	—	0.3	—	0.3
Other income (expense), net	0.2	—	0.6	—	0.8
Intercompany interest and fees	(9.5)	—	9.5	—	—
Equity in net income of subsidiaries	76.4	96.7	—	(173.1)	—
Income from continuing operations before income taxes	58.5	76.4	164.6	(173.1)	126.4
Income tax expense	(0.3)	—	68.9	—	68.6
Income from continuing operations	58.8	76.4	95.7	(173.1)	57.8
Loss from discontinued operations, net of income taxes	—	—	1.0	—	1.0
Net income	58.8	76.4	96.7	(173.1)	58.8
Other comprehensive loss, net of tax	28.4	28.4	35.7	(64.1)	28.4
Comprehensive income	$87.2	$104.8	$132.4	$(237.2)	$87.2

MALLINCKRODT PLC
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Fiscal year ended September 26, 2014
(in millions)

	Mallinckrodt plc	Mallinckrodt International Finance S.A.	Other Subsidiaries	Eliminations	Consolidated
Cash Flows From Operating Activities:
Net cash (used in) provided by operating activities	$18.2	$(65.0)	$420.2	$—	$373.4
Cash Flows From Investing Activities:
Capital expenditures	—	—	(127.8)	—	(127.8)
Acquisitions and intangibles, net of cash acquired	—	—	(2,793.8)	—	(2,793.8)
Intercompany loan investment	(25.0)	(298.1)	(915.8)	1,238.9	—
Subsidiary dividend proceeds	—	300.5	—	(300.5)	—
Investment in subsidiary	—	(3,735.5)	—	3,735.5	—
Restricted cash	—	—	4.1	—	4.1
Other	—	—	26.7	—	26.7
Net cash (used in) provided by investing activities	(25.0)	(3,733.1)	(3,806.6)	4,673.9	(2,890.8)
Cash Flows From Financing Activities:
Issuance of external debt	—	2,893.3	149.9	—	3,043.2
Repayment of external debt and capital leases	—	(3.3)	(31.5)	—	(34.8)
Excess tax benefit from share-based compensation	—	—	8.9	—	8.9
Debt financing costs	—	(70.7)	(1.0)	—	(71.7)
Net transfers to parent	—	—	—	—	—
Proceeds from exercise of share options	25.8	—	—	—	25.8
Subsidiary dividend payment	—	—	(300.5)	300.5	—
Intercompany loan borrowings	(2.4)	940.8	300.5	(1,238.9)	—
Capital contribution	—	—	3,735.5	(3,735.5)	—
Repurchase of shares	(17.5)	—	—	—	(17.5)
Other	—	—	—	—	—
Net cash provided by (used in) financing activities	5.9	3,760.1	3,861.8	(4,673.9)	2,953.9
Effect of currency rate changes on cash	—	—	(4.2)	—	(4.2)
Net increase in cash and cash equivalents	(0.9)	(38.0)	471.2	—	432.3
Cash and cash equivalents at beginning of period	1.2	56.5	217.8	—	275.5
Cash and cash equivalents at end of period	$0.3	$18.5	$689.0	$—	$707.8

MALLINCKRODT PLC
CONDENSED COMBINING STATEMENT OF CASH FLOWS
Fiscal year ended September 27, 2013
(in millions)

	Mallinckrodt plc	Mallinckrodt International Finance S.A.	Other Subsidiaries	Eliminations	Combined
Cash Flows From Operating Activities:
Net cash (used in) provided by operating activities	$(1.8)	$(8.4)	$146.1	$—	$135.9
Cash Flows From Investing Activities:
Capital expenditures	—	—	(147.9)	—	(147.9)
Acquisitions and intangibles, net of cash acquired	—	—	(88.1)	—	(88.1)
Intercompany loan investment	—	(2.4)	(409.6)	412.0	—
Investment in subsidiary	—	(68.0)	—	68.0	—
Other	—	—	1.3	—	1.3
Net cash (used in) provided by investing activities	—	(70.4)	(644.3)	480.0	(234.7)
Cash Flows From Financing Activities:
Issuance of external debt	—	898.1	—	—	898.1
Repayment of external debt and capital leases	—	—	(1.3)	—	(1.3)
Excess tax benefit from share-based compensation	—	—	3.4	—	3.4
Debt financing costs	—	(12.0)	—	—	(12.0)
Net transfers to parent	—	(1,160.4)	644.5	—	(515.9)
Proceeds from exercise of share options	0.6	—	—	—	0.6
Intercompany loan borrowings	2.4	409.6	—	(412.0)	—
Capital contribution	—	—	68.0	(68.0)	—
Other	—	—	0.1	—	0.1
Net cash provided by (used in) financing activities	3.0	135.3	714.7	(480.0)	373.0
Effect of currency rate changes on cash	—	—	1.3	—	1.3
Net increase in cash and cash equivalents	1.2	56.5	217.8	—	275.5
Cash and cash equivalents at beginning of period	—	—	—	—	—
Cash and cash equivalents at end of period	$1.2	$56.5	$217.8	$—	$275.5